Other Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Other Liabilities Disclosure [Abstract]
Settlements and loss contingencies (1)	$ 457,674	$ 961
Returns reserve	52,236	61,406
Accrued expenses	20,557	15,616
Employees and payroll accruals	20,179	20,195
Accrued income taxes	18,114	22,511
Medicaid and indirect rebates	16,796	37,110
Marketable securities	10,266	9,168
Deferred revenue	7,583	237
Suppliers of property, plant and equipment	2,951	1,418
Royalties	2,911	8,523
Due to customers	1,764	4,452
Lease liability	$ 1,689	$ 1,514
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherCurrentLiabilitiesMember	us-gaap:OtherCurrentLiabilitiesMember
Legal and audit fees	$ 1,197	$ 2,743
Derivative instruments	299	3,811
Other	919	4,208
Other current liabilities	$ 615,135	$ 193,873